Commitments and Contingencies (Details Narrative) (10K) - USD ($)		6 Months Ended	12 Months Ended
	Dec. 22, 2016	Jun. 30, 2017	Dec. 31, 2016	May 07, 2014
License commitment fee
License Agreement [Member]
Payment of UCLA annual maintenance fee			$ 10,000
Percentage of commercial sale of the licensed product equal to net sales			3.00%
License Agreement [Member] | UCLA [Member]
Percentage of commercial sale of the licensed product equal to net sales			0.333%
License commitment fee	$ 500,000
Percentage of amount raised in private placement	2.00%
Minimum [Member] | License Agreement [Member] | UCLA [Member]
Percentage of commercial sale of the licensed product equal to net sales			10.00%
Maximum [Member] | License Agreement [Member] | UCLA [Member]
Percentage of commercial sale of the licensed product equal to net sales			20.00%
First Subject In Feasibility Study [Member] | License Agreement [Member] | UCLA [Member]
License commitment fee			$ 100,000
First Subject In Pivotal Study [Member] | License Agreement [Member] | UCLA [Member]
License commitment fee			250,000
Pre-Market Approval Of Licensed Product Or Licensed Method [Member] | License Agreement [Member] | UCLA [Member]
License commitment fee			500,000
First Commercial Sale Of Licensed Product Or Licensed Method [Member] | License Agreement [Member] | UCLA [Member]
License commitment fee			$ 1,000,000
AFH [Member] | Minimum [Member]
Debt financing				$ 8,000,000
AFH [Member] | Maximum [Member]
Debt financing				$ 10,000,000
AFH Group [Member]
Percentage of issued and outstanding shares of common stock			10.00%
First Commercial Sale [Member] | License Agreement [Member]
Annual minimum royalty for life of the patent rights			$ 50,000
After First Commercial Sale [Member] | License Agreement [Member]
Annual minimum royalty for life of the patent rights			$ 250,000